Organization (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment Useful Lives
We report premises and equipment at cost and, except for land, depreciate them over their estimated useful lives on a straight-line basis as follows:

Computer hardware and software	2 – 3 years
Buildings	40 years
Leasehold improvements	Term of the lease not to exceed useful life
Furniture and fixtures	5 years
Office equipment	5 years

Schedule of Change in Accounting Estimate
This change had the effect of reducing amortization expense and increasing both net income and earnings per share in our Consolidated Statements of Operations for the year ended December 31, 2014 as follows:

Reduction in Amortization of mortgage servicing rights	$(89,885)

Increase in Net income attributable to Ocwen common stockholders	$80,285

Increase in Earnings per share attributable to Ocwen common stockholders:
Basic	$0.61
Diluted	$0.61